Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Cash and cash equivalents (Note 2)	$ 14,941,775	$ 6,872,894	$ 1,428,129
Short-term investments (Note 2)	6,366,828
Receivable from the sale of discontinued operations (Notes 3 and 21)			18,000,000
Prepaids and other current assets (Note 4)	480,523	618,717	831,265
Total current assets	21,789,126	7,491,611	20,259,394
Investment in joint venture (Note 5)	1,445,251
Property and equipment (Note 6)	3,064,234	3,185,754	3,143,060
Patents and licenses (Note 7)	528,476	438,677	452,384
Right of use asset (Note 8)	326,890	520,686	222,517
Total assets	27,153,977	11,636,728	24,077,355
Current
Accounts payable and accrued liabilities (Note 9)	1,791,222	1,730,361	1,725,708
Covid-19 government support loans (Note 25)	31,660	147,841
Lease liability (Note 8)	101,074	172,949	90,504
Convertible debentures (Note 10)		3,341,246	3,089,033
Total current liabilities	1,923,956	5,392,397	4,905,245
Non-current covid-19 government support (Note 25)		70,310
Non-current lease liability (Note 8)	258,274	359,048	133,254
Total liabilities	2,182,230	5,821,755	5,038,499
Shareholders’ Equity
Share capital (Note 11(b))	147,729,846	114,586,260	112,144,172
Equity component of convertible debentures (Note 10)		565,121	627,511
Warrants and compensation options (Note 12)	5,328,455	5,557,002	8,525,358
Contributed surplus (Note 13)	46,954,333	44,407,679	38,799,337
Accumulated other comprehensive loss	(2,053,917)	(1,983,212)	(1,908,715)
Deficit	(172,986,970)	(157,317,877)	(139,148,807)
Total equity	24,971,747	5,814,973	19,038,856
Total equity and liabilities	$ 27,153,977	$ 11,636,728	$ 24,077,355